Other assets and liabilities - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Other Assets And Liabilities [Line Items]
Value added tax receivables	€ 755	€ 569
Current value added tax receivables	637	432
Gas volume prepayments, current		41
Gas volume prepayments, non-current	307	357
Non-current receivables for investing activities	205	23
Current advances received	56	58
Non-current advances received	275	333
Advances received	469	430
Excise duties and consumer taxes	1,034	613
Current value added tax payables	326	332
Non-current cautionary deposits	286	305
Value of gas not withdrawn by customers due to triggering of take-or-pay clause	391	443
Payables related to investing activities	101	83
Current tax credits related to renovation of residential buildings and energy saving	812	366
Non-current tax credits related to renovation of residential buildings and energy saving	2,247	903
Advances received from customers for future gas supplies	10	538
Prepaid electronic fuel vouchers	292	338
Current liabilities for prepaid revenues and income	134	104
Non-current payables to factoring companies connected with the tax credit transfer	2,040	758
within 1 year
Disclosure Of Detailed Information About Other Assets And Liabilities [Line Items]
Value of gas not withdrawn by customers due to triggering of take-or-pay clause	131	85
Gas and electricity
Disclosure Of Detailed Information About Other Assets And Liabilities [Line Items]
Non-current cautionary deposits	213	222
Exploration & Production
Disclosure Of Detailed Information About Other Assets And Liabilities [Line Items]
Underlifting positions	295	239
Current overlifting imbalances	€ 312	€ 479